Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current liabilities	Other non-current liabilities are initially recognised at fair value and subsequently measured at amortised cost.

	2026	2025
	£m	£m
Deferred income	6	6
Customer contributions[1]	401	403
Other payables²	707	467
	1,114	876
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
2.Included within other payables are payments due in respect of the IFA1 interconnector in accordance with the Use of Revenue regime, and the IFA2 and North Sea Link interconnector in accordance with the interconnector cap and floor regime constructed by Ofgem.